Leases - Disclosure of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortization
Depreciation and amortization	$ 74,139	$ 78,193	$ 94,841
Impairment of non financial assets
Impairment			1,541
Other operating and administrative expenses
Short-term leases	9,530	440	90
Leases of low-value assets	377	279	330
Variable lease payments not include in the measurement of lease liabilities	3,222	1,352	827
Variable lease payments by rental concessions received	0	(1,295)	(489)
Lease Cost Operating And Adimninstrative Expenses	12,259	776	758
Finance cost
Unwinding Of Discount And Changes In The Discount Rate	819	762	832
Finance costs	7,445	7,568	10,734
Total lease costs	93,843	86,537	107,874
Aircraft [member]
Depreciation and amortization
Depreciation and amortization	69,167	73,687	88,451
Impairment of non financial assets
Impairment	0	0	1,541
Finance cost
Interest expense on lease liabilities	5,153	5,480	8,185
Real Estate [Member]
Depreciation and amortization
Depreciation and amortization	4,972	4,506	6,390
Impairment of non financial assets
Impairment			0
Finance cost
Interest expense on lease liabilities	$ 1,473	$ 1,326	$ 1,717